Investment Strategy - WisdomTree Space Economy Fund	Jul. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities that provide exposure to global companies involved in activities that form the space economy (“Space Economy Companies”). These activities include, but are not limited to, enabling access to space, supporting space operations through launch, orbital and deep-space infrastructure, delivering commercial space-based services and connectivity, providing space-related security solutions, and developing emerging space-focused and space-enabled technologies (“Space Economy Activities”). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Space Economy Companies and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such Space Economy Companies.

Companies selected for inclusion in the Fund must be involved in at least one of the following Space Economy Activities:

1.	Launches & Infrastructure

2.	Commercial Space

3.	Defense Space

4.	Emerging Technologies

A company’s involvement in Space Economy Activities is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report or 10-K), earnings call transcripts, patent submissions, news and press releases, as well as via exposure to relevant industry classifications and/or revenue derived from Space Economy Activities. In determining whether a company is involved in Space Economy Activities and the extent of such involvement, WisdomTree expects to rely on publicly available information and analyses of such information performed by third-party data providers.

Each of the four Space Economy Activities categories is assigned a Thematic Score that reflects its relative importance within the overall space economy framework. The Thematic Score is set at 4, 3, 2, or 1, reflecting the significance of each category’s activities to the advancement of the space economy, considering their commercial maturity, overall relevance, and growth potential. Each eligible company is assigned a Relevancy Score based on the nature and significance of its Space Economy Activities, and, where such information is available, revenue derived from those Activities. The Relevancy Score is set at 4, 3, 2, or 1, reflecting leader, high, medium, or low relevancy of the company’s involvement in Space Economy Activities and the significance of those Activities to the progress of the space economy. A company’s contribution to the progress of the space economy is measured by assessing the extent to which Space Economy Activities are a meaningful part of its business. This assessment is informed by:

■	Nature of activities: whether the company directly develops, manufactures or offers products related to Space Economy Activities, or otherwise conducts business activities that directly enable Space Economy Activities, as opposed to peripheral or indirect involvement;

■	Significance of activities: the degree to which Space Economy Activities are core to the company’s strategy, product offerings, or competitive positioning; and

■	Revenue exposure, where disclosed: the proportion of revenue attributable to Space Economy Activities, or qualitative disclosures indicating that such activities represent a material business line for the company.

Companies whose Space Economy Activities are central, ongoing, and commercially meaningful receive higher Relevancy Scores, while companies with limited, early stage, or ancillary exposure receive lower Relevancy Scores.

Each company is initially equally weighted, with subsequent Thematic and Relevancy adjustments applied to increase the weight of securities with higher Thematic and Relevancy Scores.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials, Information Technology, and Communication Services Sectors.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in companies in the Capital Goods and Technology Hardware & Equipment groups of industries.

A  company selected for inclusion in the Fund must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Finland, France, Germany, Hungary, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom, and the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States and Japan are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Space Economy Companies and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such Space Economy Companies.While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials, Information Technology, and Communication Services Sectors. Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States and Japan are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).